Leases - Summary of Roll-forward of Lease Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Leases [Abstract]
Beginning balance	€ 623	€ 608
Increases	20	23
Payments	(96)	(85)
Interest expense	41	40	€ 41
Lease incentives received	2	7	20
Increases in lease incentives receivable	0	(2)
Exchange differences	23	32
Ending balance	€ 613	€ 623	€ 608